IFRS 7 Disclosure - Market Risk - Summary of Market Risk Structural Interest Rate Sensitivities Measures (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
100 bps increase in rates [member] | EVE risk [member]
Disclosure of Structural Interest Rate Sensitivity on NII and EVE [line items]
Increase (decrease) in rates before tax impact	$ (1,356)	$ (1,140)
100 bps increase in rates [member] | NII risk [member]
Disclosure of Structural Interest Rate Sensitivity on NII and EVE [line items]
Increase (decrease) in rates before tax impact	479	505
100 bps decrease in rates [member] | EVE risk [member]
Disclosure of Structural Interest Rate Sensitivity on NII and EVE [line items]
Increase (decrease) in rates before tax impact	920	755
100 bps decrease in rates [member] | NII risk [member]
Disclosure of Structural Interest Rate Sensitivity on NII and EVE [line items]
Increase (decrease) in rates before tax impact	(637)	(582)
200 bps increase in rates [member] | EVE risk [member]
Disclosure of Structural Interest Rate Sensitivity on NII and EVE [line items]
Increase (decrease) in rates before tax impact	(3,001)	(2,407)
200 bps increase in rates [member] | NII risk [member]
Disclosure of Structural Interest Rate Sensitivity on NII and EVE [line items]
Increase (decrease) in rates before tax impact	867	923
200 bps decrease in rates [member] | EVE risk [member]
Disclosure of Structural Interest Rate Sensitivity on NII and EVE [line items]
Increase (decrease) in rates before tax impact	1,944	1,067
200 bps decrease in rates [member] | NII risk [member]
Disclosure of Structural Interest Rate Sensitivity on NII and EVE [line items]
Increase (decrease) in rates before tax impact	(1,356)	$ (1,370)
Canadian dollar [member] | 100 bps increase in rates [member] | EVE risk [member]
Disclosure of Structural Interest Rate Sensitivity on NII and EVE [line items]
Increase (decrease) in rates before tax impact	(1,151)
Canadian dollar [member] | 100 bps increase in rates [member] | NII risk [member]
Disclosure of Structural Interest Rate Sensitivity on NII and EVE [line items]
Increase (decrease) in rates before tax impact	351
Canadian dollar [member] | 100 bps decrease in rates [member] | EVE risk [member]
Disclosure of Structural Interest Rate Sensitivity on NII and EVE [line items]
Increase (decrease) in rates before tax impact	1,027
Canadian dollar [member] | 100 bps decrease in rates [member] | NII risk [member]
Disclosure of Structural Interest Rate Sensitivity on NII and EVE [line items]
Increase (decrease) in rates before tax impact	(486)
Canadian dollar [member] | 200 bps increase in rates [member] | EVE risk [member]
Disclosure of Structural Interest Rate Sensitivity on NII and EVE [line items]
Increase (decrease) in rates before tax impact	(2,311)
Canadian dollar [member] | 200 bps increase in rates [member] | NII risk [member]
Disclosure of Structural Interest Rate Sensitivity on NII and EVE [line items]
Increase (decrease) in rates before tax impact	620
Canadian dollar [member] | 200 bps decrease in rates [member] | EVE risk [member]
Disclosure of Structural Interest Rate Sensitivity on NII and EVE [line items]
Increase (decrease) in rates before tax impact	2,030
Canadian dollar [member] | 200 bps decrease in rates [member] | NII risk [member]
Disclosure of Structural Interest Rate Sensitivity on NII and EVE [line items]
Increase (decrease) in rates before tax impact	(1,071)
U.S. dollars [member] | 100 bps increase in rates [member] | EVE risk [member]
Disclosure of Structural Interest Rate Sensitivity on NII and EVE [line items]
Increase (decrease) in rates before tax impact	(205)
U.S. dollars [member] | 100 bps increase in rates [member] | NII risk [member]
Disclosure of Structural Interest Rate Sensitivity on NII and EVE [line items]
Increase (decrease) in rates before tax impact	128
U.S. dollars [member] | 100 bps decrease in rates [member] | EVE risk [member]
Disclosure of Structural Interest Rate Sensitivity on NII and EVE [line items]
Increase (decrease) in rates before tax impact	(107)
U.S. dollars [member] | 100 bps decrease in rates [member] | NII risk [member]
Disclosure of Structural Interest Rate Sensitivity on NII and EVE [line items]
Increase (decrease) in rates before tax impact	(151)
U.S. dollars [member] | 200 bps increase in rates [member] | EVE risk [member]
Disclosure of Structural Interest Rate Sensitivity on NII and EVE [line items]
Increase (decrease) in rates before tax impact	(690)
U.S. dollars [member] | 200 bps increase in rates [member] | NII risk [member]
Disclosure of Structural Interest Rate Sensitivity on NII and EVE [line items]
Increase (decrease) in rates before tax impact	247
U.S. dollars [member] | 200 bps decrease in rates [member] | EVE risk [member]
Disclosure of Structural Interest Rate Sensitivity on NII and EVE [line items]
Increase (decrease) in rates before tax impact	(86)
U.S. dollars [member] | 200 bps decrease in rates [member] | NII risk [member]
Disclosure of Structural Interest Rate Sensitivity on NII and EVE [line items]
Increase (decrease) in rates before tax impact	$ (285)